SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

				FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  September 30, 1999.

If amended report check here: [___];     Amendment Number: [___].
This Amendment (Check only one.) [___] is a restatement,
  				 [___] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Sit Investment Fixed Income Advisors, Inc.
Address:	4600 Norwest Center
		90 South Seventh Street
		Minneapolis,  MN  55402-4130

13F file Number: 028-4373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manager:

Name:		Paul E. Rasmussen
Title		Vice President
Phone		612-332-3223


_____________________________, Minneapolis, Minnesota, November 13, 1999
Signature


Report Type (Check only one.):
[___]  13F Holdings Report.
[_X_]  13F Notice.
[___]  13F Combination Report.

List of other manager Reporting for this Manager:
  Sit Investment Associates, Inc.

I am signing this report as required by the Securities Exchange
Act of 1934.